Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2022
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Document Fiscal Period Focus	FY
Entity Primary SIC Number	6770
Amendment Description	EXPLANATORY NOTE SeaStar Medical Holding Corporation (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Registration Statement on Form S-1 (File No. 333-271215) (the “Registration Statement”) solely for the purposes of filing Exhibit 101 – XBRL and making certain changes to the Exhibit Index under Item 16(a) of Part II of the Registration Statement. This Amendment does not modify any provision of the prospectus that forms a part of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
Contact Personnel Name	Eric Schlorff